UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ending December 31, 2014.

Date of Report (Date of earliest event reported):  February 13, 2015

LSF MRA, LLC
Name of Securitizer

Commission File Number of securitizer:  025-01259

Central Index Key Number of securitizer:  0001566996

Jeffrey Glick, Phone: (212) 849-9631
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.

The securitizer is filing this Form ABS-15G/A to provide notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3).  The last date on which payments on asset-backed securities held by non-affiliates were made was July 11, 2014.

This Form ABS-15G/A amends the Asset-Backed Securitizer Report on Form ABS-15G (the “Form ABS-15G”), dated and filed as of February 9, 2015, with respect to the securitizer.  The purpose of this amendment is to file Form ABS-15G under Item 1.03 and to provide the date on which the last payments on asset-backed securities held by non-affiliates were made; there are no other changes to the Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LSF MRA, LLC (Securitizer)

By:	/s/ Michael Flynn
Name: Michael Flynn
Title: Vice President

Date:  February 13, 2015